RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

        The Company provides services directly to Fifth Third Bank. As of December 31, 2011 and 2010, receivables related to these related party transactions were approximately $4.4 million and $2.9 million, respectively.

        As discussed in Note 7, the Company had certain debt arrangements outstanding and available from Fifth Third Bank. For the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009, interest expense associated with these arrangements was $18.4 million, $101.6 million, $59.7 million and $9.8 million, respectively, and commitment fees were $0.3 million $0.6 million, $0.3 million and $25,000, respectively.

        As discussed in Note 2, the Company holds certain cash and cash equivalents on deposit at Fifth Third Bank. At December 31, 2011 and 2010, approximately $288.4 million and $179.7 million, respectively, was held on deposit at Fifth Third Bank. Interest income on such amounts during years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009 was approximately $0.7 million, $1.0 million, $0.7 million and $0.1 million, respectively.

        Certain related party transactions were unique to the Company as the Successor Company and as the Predecessor Company. Such transactions associated with the Company as the Successor and the Predecessor are as follows:

Successor Transactions

        As discussed in Note 1, Fifth Third Bank is a member of the Visa, MasterCard and other payment network associations. Fifth Third Bank is the Company's primary sponsor into the respective card associations. Fifth Third Bank also provides access to certain cash and treasury management services to the Company. For the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009, the Company paid Fifth Third Bank approximately $1.2 million, $1.3 million and $0.5 million, respectively, for these services.

        In conjunction with the Transaction, the Company entered into a transition services agreement ("TSA") with Fifth Third Bank. Under the TSA, Fifth Third Bank provided services that were required to support the Company as a stand-alone entity during the period following the Transaction. These services involved IT services, back-office support, employee related services, product development, risk management, legal, accounting and general business resources. The TSA terminated on October 31, 2011. Subsequent to such date, the Company continues to receive certain non-material services from Fifth Third Bank. Services provided by Fifth Third Bank under the TSA included the following:

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  IT Services.  Fifth Third Bank provided information technology services to the Company, including information security services, network/provisioning services, end-user services, operating systems management, telecom services, and command center operations. In addition, Fifth Third Bank provided the Company with comparable access to, and usage of, Fifth Third Bank's hardware and software assets located in Bank's data centers. Furthermore, Fifth Third Bank provided the Company access and support services related to the Company's online interactive system for reporting, reconciliation, interfacing and exception processing. The Company's costs for these services for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 were $19.2 million, $43.5 million and $22.8 million, respectively.

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  Back-Office Support Services.  Fifth Third Bank provided various back-office support services to the Company, which included a dedicated inbound call center for customer inquiries, card production support and mail/postage services. The Company's costs for these services for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 were $3.5 million, $6.9 million and $3.1 million, respectively.
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  Employee Related Services.  For the six months ended December 31, 2009, Fifth Third Bank provided employee related services to the Company, which included benefits administration services, compensation management services, incentive compensation administration and training, learning and development services for Company personnel. Furthermore, included within these services was an employment arrangement under which employees associated with the electronic payment processing business remained employees of Fifth Third Bank and were allocated back to the Company. This arrangement extended through December 31, 2009, at which point such employees were terminated by Fifth Third Bank and immediately hired by the Company, as explained in Note 12. The Company's costs for these services for the six months ended December 31, 2009 were $50.7 million.

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  Other Services.  Fifth Third Bank provided various other services to the Company such as tax, accounting and internal audit services. The Company's costs for these services for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 were approximately $0.5 million, $0.9 million and $0.3 million, respectively. Additionally, on July 1, 2009, the Company entered into five-year master lease and sublease agreements with Fifth Third Bank for office space and/or data center locations. Related party rent expense was approximately $6.8 million, $6.5 million and $3.2 million, respectively, for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009. As discussed in Note 7, the Company relocated its corporate headquarters facility during the year ended December 31, 2011. Accordingly, the Company's lease arrangements with Fifth Third Bank subsequent to December 31, 2011 relate primarily to data center locations.

        As of December 31, 2011 and 2010, the amount due for services provided by Fifth Third Bank under the TSA was approximately $1.6 million and $9.0 million, respectively.

        In connection with the Transaction, the Company entered into a management agreement with Advent for management services including consulting and business development services related to sales and marketing activities, acquisition strategies, financial and treasury requirements and strategic planning. The Company was required to pay Advent $0.5 million the first year and $1.0 million annually thereafter. The fee is payable in full the beginning of each year and is not subject to proration if the contract is terminated prior to years end. The Company paid Advent $1.0 million during the years ended December 31, 2011 and 2010 and $0.5 million during the six months ended December 31, 2009.

        In connection with the Transaction, the Company loaned $1.5 million to the CEO to contribute to JPDN in order for JPDN to make its investment in Vantiv Holding, as discussed in Note 1. During the six months ended December 31, 2009, this loan was forgiven pursuant to an employment agreement upon completion of certain milestones relating to the separation of the Company from Fifth Third Bank, resulting in an income tax liability of approximately $1.4 million to the CEO, which was paid by the Company. The amount of the loan and related taxes were included in general and administrative expenses during the period.

Predecessor Transactions

        Prior to the Transaction, Fifth Third Bank performed a number of functions on a centralized basis, including information technology, operational, administrative and interest rate management. The costs associated with these functions were allocated to the Predecessor Company based on the following and were included in the allocated expense line in the accompanying statement of income for the six months ended June 30, 2009:

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  Shared Services Allocations.  Fifth Third Bank provided administrative support, including costs for administrative and support staff and certain corporate overhead. Certain of these administrative support expenses were directly attributable to the activities of the Predecessor Company and were, therefore, fully allocated to the Predecessor Company. Other administrative expenses that were not solely attributable to the Predecessor Company were allocated based upon the primary cost driver deemed most appropriate for the type of expense allocated. The cost driver is typically the number of full-time equivalent ("FTE") employees. Costs allocated to the Predecessor Company related to these services totaled $13.3 million for the six months ended June 30, 2009.

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  IT Allocations.  Fifth Third Bank provided IT support, processing services and technology solutions. IT costs were typically allocated to the Predecessor Company based on CPU usage and the number of FTE employees. Costs allocated to the Predecessor Company related to these services totaled $32.9 million for the six months ended June 30, 2009.

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  Centralized Operations Allocations.  Fifth Third Bank provided centralized operations including cash deposits and orders and customer service support. Such costs were allocated to the Predecessor Company based upon the underlying cost driver deemed most appropriate for the type of expense allocated. Costs allocated to the Predecessor Company related to these services totaled $6.8 million for the six months ended June 30, 2009.

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  Funds Transfer Pricing.  Fifth Third Bank managed interest rate risk centrally at the corporate level by employing a funds transfer pricing ("FTP") methodology. The FTP methodology assigned charge rates and credit rates to classes of assets and liabilities, respectively. The primary driver of FTP for the Predecessor Company related to the net funding position attributable to the funding of receivables. These allocations were included in the non-operating expense line in the statements of income. Costs allocated to the Predecessor Company related to these services totaled $0.1 million for the six months ended June 30, 2009.